Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details)	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 3,524,000
Total	$ 3,524,000